LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.59%
Aerospace & Defense–0.28%
†Axon Enterprise, Inc.	615	$323,459
		323,459
Automobiles–2.62%
†Tesla, Inc.	11,849	3,070,787
		3,070,787
Beverages–2.38%
Coca-Cola Europacific Partners PLC	3,697	321,750
Keurig Dr. Pepper, Inc.	10,819	370,226
†Monster Beverage Corp.	7,805	456,749
PepsiCo, Inc.	10,997	1,648,890
		2,797,615
Biotechnology–3.55%
Amgen, Inc.	4,309	1,342,469
†Biogen, Inc.	1,164	159,282
Gilead Sciences, Inc.	9,967	1,116,802
Regeneron Pharmaceuticals, Inc.	865	548,609
†Vertex Pharmaceuticals, Inc.	2,060	998,729
		4,165,891
Broadline Retail–6.81%
†Amazon.com, Inc.	34,549	6,573,293
†MercadoLibre, Inc.	407	794,004
†PDD Holdings, Inc. ADR	5,359	634,237
		8,001,534
Chemicals–1.50%
Linde PLC	3,793	1,766,173
		1,766,173
Commercial Services & Supplies–0.94%
Cintas Corp.	3,236	665,095
†Copart, Inc.	7,749	438,516
		1,103,611
Communications Equipment–1.68%
Cisco Systems, Inc.	31,919	1,969,722
		1,969,722
Consumer Staples Distribution & Retail–2.87%
Costco Wholesale Corp.	3,560	3,366,977
		3,366,977
Electric Utilities–1.42%
American Electric Power Co., Inc.	4,277	467,348
Constellation Energy Corp.	2,509	505,890
Exelon Corp.	8,067	371,727
Xcel Energy, Inc.	4,608	326,200
		1,671,165
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.15%
CDW Corp.	1,072	$171,799
		171,799
Energy Equipment & Services–0.30%
Baker Hughes Co.	7,941	349,007
		349,007
Entertainment–3.41%
Electronic Arts, Inc.	2,088	301,758
†Netflix, Inc.	3,431	3,199,510
†Take-Two Interactive Software, Inc.	1,411	292,430
†Warner Bros Discovery, Inc.	19,747	211,885
		4,005,583
Financial Services–0.44%
†PayPal Holdings, Inc.	7,934	517,694
		517,694
Food Products–0.85%
Kraft Heinz Co.	9,628	292,980
Mondelez International, Inc. Class A	10,375	703,944
		996,924
Ground Transportation–0.62%
CSX Corp.	15,196	447,218
Old Dominion Freight Line, Inc.	1,714	283,582
		730,800
Health Care Equipment & Supplies–1.87%
†Dexcom, Inc.	3,110	212,382
GE HealthCare Technologies, Inc.	3,668	296,044
†IDEXX Laboratories, Inc.	652	273,807
†Intuitive Surgical, Inc.	2,861	1,416,968
		2,199,201
Hotels, Restaurants & Leisure–3.09%
†Airbnb, Inc. Class A	3,473	414,885
Booking Holdings, Inc.	263	1,211,617
†DoorDash, Inc. Class A	3,164	578,284
Marriott International, Inc. Class A	2,231	531,424
Starbucks Corp.	9,110	893,600
		3,629,810
Industrial Conglomerates–0.94%
Honeywell International, Inc.	5,213	1,103,853
		1,103,853
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–8.39%
Alphabet, Inc. Class A	36,936	$5,740,276
Meta Platforms, Inc. Class A	7,139	4,114,634
		9,854,910
IT Services–0.35%
Cognizant Technology Solutions Corp. Class A	3,980	304,470
†MongoDB, Inc.	590	103,486
		407,956
Machinery–0.35%
PACCAR, Inc.	4,209	409,830
		409,830
Media–1.48%
†Charter Communications, Inc. Class A	1,133	417,544
Comcast Corp. Class A	30,250	1,116,225
†Trade Desk, Inc. Class A	3,629	198,579
		1,732,348
Oil, Gas & Consumable Fuels–0.32%
Diamondback Energy, Inc.	2,326	371,881
		371,881
Pharmaceuticals–0.29%
AstraZeneca PLC ADR	4,644	341,334
		341,334
Professional Services–1.52%
Automatic Data Processing, Inc.	3,267	998,166
Paychex, Inc.	2,888	445,561
Verisk Analytics, Inc.	1,134	337,501
		1,781,228
Real Estate Management & Development–0.22%
†CoStar Group, Inc.	3,263	258,528
		258,528
Semiconductors & Semiconductor Equipment–20.07%
†Advanced Micro Devices, Inc.	12,977	1,333,257
Analog Devices, Inc.	3,981	802,848
Applied Materials, Inc.	6,516	945,602
†ARM Holdings PLC ADR	1,050	112,129
ASML Holding NV	724	479,744
Broadcom, Inc.	25,273	4,231,458
†GLOBALFOUNDRIES, Inc.	4,414	162,921
Intel Corp.	34,729	788,696
KLA Corp.	1,066	724,667
Lam Research Corp.	10,321	750,337
Marvell Technology, Inc.	6,909	425,387
Microchip Technology, Inc.	4,319	209,083
Micron Technology, Inc.	8,934	776,275
NVIDIA Corp.	79,544	8,620,979
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	2,026	$385,062
†ON Semiconductor Corp.	3,401	138,387
QUALCOMM, Inc.	8,871	1,362,674
Texas Instruments, Inc.	7,313	1,314,146
		23,563,652
Software–17.16%
†Adobe, Inc.	3,488	1,337,753
†ANSYS, Inc.	696	220,326
†AppLovin Corp. Class A	2,480	657,126
†Atlassian Corp. Class A	1,315	279,056
†Autodesk, Inc.	1,724	451,343
†Cadence Design Systems, Inc.	2,201	559,780
†Crowdstrike Holdings, Inc. Class A	1,876	661,440
†Datadog, Inc. Class A	2,545	252,489
†Fortinet, Inc.	6,151	592,095
Intuit, Inc.	2,244	1,377,794
Microsoft Corp.	24,235	9,097,577
†MicroStrategy, Inc. Class A	1,907	549,731
†Palantir Technologies, Inc. Class A	18,038	1,522,407
†Palo Alto Networks, Inc.	5,310	906,098
Roper Technologies, Inc.	861	507,628
†Synopsys, Inc.	1,240	531,774
†Workday, Inc. Class A	1,709	399,103
†Zscaler, Inc.	1,221	242,271
		20,145,791
Specialty Retail–0.85%
†O'Reilly Automotive, Inc.	462	661,852
Ross Stores, Inc.	2,646	338,132
		999,984
Technology Hardware, Storage & Peripherals–9.26%
Apple, Inc.	48,972	10,878,150
		10,878,150
Textiles, Apparel & Luxury Goods–0.23%
†Lululemon Athletica, Inc.	937	265,227
		265,227
Trading Companies & Distributors–0.30%
Fastenal Co.	4,599	356,652
		356,652
Wireless Telecommunication Services–2.08%
T-Mobile U.S., Inc.	9,157	2,442,263
		2,442,263
Total Common Stock (Cost $79,947,918)		115,751,339

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	1,606,998	$1,606,998
Total Money Market Fund (Cost $1,606,998)		1,606,998

TOTAL INVESTMENTS–99.96% (Cost $81,554,916)	$117,358,337
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	49,924
NET ASSETS APPLICABLE TO 8,666,026 SHARES OUTSTANDING–100.00%	$117,408,261

†Non-income producing.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
4	E-mini NASDAQ 100 Index	$1,555,160	$1,563,660	6/20/25	$—	$(8,500)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP SSGA Nasdaq-100 Index Fund–3